Short-Term Investments - Schedule of Short Term Investments (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Short-term investments:
Investment in marketable securities in Zhengbang	[1]	$ 189	¥ 1,284	¥ 1,480
Derivative assets	[2]	0	0	80
Total short-term investments		$ 189	¥ 1,284	¥ 1,560

[1]	For the six months ended June 30, 2025 and 2026, the Company did not sell its investment in marketable securities in Zhengbang and recorded net unrealized loss of RMB87 and RMB196 (US$29), respectively, in the unaudited condensed consolidated statements of operations and comprehensive loss.
[2]	Jilin Zhengye entered into foreign currency swap contracts and cross currency interest rate swap contracts with a commercial bank on November 28, 2024 (see Note 2) and November 7, 2025 (see Note 2 and Note 7). Jilin Zhengye determined the foreign currency swap contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are initially recorded at fair value as either assets or liabilities in the accompanying balance sheet and subsequently remeasured to fair value at each reporting date.